Capital and financial risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Capital and financial risk management [Abstract]
Loans and financing (Note 13)	R$ 385,514	R$ 26,697	[1]	R$ 84,310
Debentures (Note 14)	1,068,979	0		0
Debentures (Note 14)	0	1,665,629		1,417,081
(-) Cash and cash equivalents (Note 4)	(84,687)	(31,083)		(47,793)	R$ (113,104)
(-) Marketable securities	(42)	(14)		(36,264)
Net debt	1,369,764	1,661,229		1,417,334
Equity (capital deficiency)	(455,904)	(737,056)		(381,129)	R$ (135,496)
Equity and net debt	R$ 913,860	R$ 924,173		R$ 1,036,205
Financial leverage ratio - %	150.00%	180.00%		137.00%

[1]	On June 13, 2017, Estre and BTG Pactual executed a private debt acknowledgment instrument (Instrumento Particular de Confissao de Divida) that progressively repealed and replaced the indenture governing the first issuance of debentures, and had substantially the same terms and conditions as those debentures. As part of Estre's debt restructuring described in Note 1.2, Estre, the Company partially repaid the outstanding balance of these debentures and related debt acknowledgment instrument. For additional information, see note 14.